March 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Cohen & Steers Closed-End Opportunity Fund, Inc.
Investment Company Act File No. 811-21948

Ladies and Gentlemen:

On behalf of Cohen & Steers Closed-End Opportunity Fund, Inc. (the “Registrant”), transmitted herewith pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, is the preliminary proxy statement and proxy card in connection with a special meeting of stockholders of the Registrant (the “Meeting”). The Meeting is being held to vote on a proposal, pursuant to the Registrant’s charter, to convert the Registrant to an open-end investment company and to adopt an amendment and restatement of the Registrant’s charter to effectuate the conversion.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Very truly yours,

/s/ Tina M. Payne

Tina M. Payne

Tina M. Payne

SVP and Associate General Counsel

Phone: 212-796-9361

Fax: 212-822-1600

Email: tpayne@cohenandsteers.com